COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
Summary of total closed civil complaints

	Amount by	Amount by
Case	Filing Date	court in US$	Status
1	12/3/2020	263,256	Received full amount, case closed on 03/19/2021
2	6/24/2020	183,263	Received full amount, case closed on 06/10/2021
3	3/16/2021	15,792	Received full amount, case closed on 06/21/2021
4	3/16/2021	29,840	Received full amount, case closed on 08/16/2021
5	3/16/2021	31,171	Received full amount, case closed on 08/16/2021
6	3/16/2021	12,389	Received full amount, case closed on 05/31/2021
7	3/16/2021	49,554	Received full amount, case closed on 05/31/2021
		585,265